Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in Partially Owned Entities

6. Investments in Partially Owned Entities

Toys “R” Us (“Toys”)

As of December 31, 2014, we own 32.6% of Toys. We account for our investment in Toys under the equity method and record our share of Toys' net income or loss on a one-quarter lag basis because Toys' fiscal year ends on the Saturday nearest January 31, and our fiscal year ends on December 31. The business of Toys is highly seasonal and substantially all of Toys' net income is generated in its fourth quarter.

We have not guaranteed any of Toys' obligations and are not committed to provide any support to Toys.  Pursuant to ASC 323-10-35-20, we discontinued applying the equity method for our Toys' investment when the carrying amount was reduced to zero in the third quarter of 2014. We will resume application of the equity method if during the period the equity method was suspended our share of unrecognized net income exceeds our share of unrecognized net losses.

In the first quarter of 2013, we recognized our share of Toys' fourth quarter net income of $78,542,000 and a corresponding non-cash impairment loss of the same amount to continue to carry our investment at fair value.

At December 31, 2013, we estimated that the fair value of our investment in Toys was approximately $80,062,000 ($83,224,000 including $3,162,000 for our share of Toys' accumulated other comprehensive income), or $162,215,000 less than the carrying amount after recognizing our share of Toys' third quarter net loss in our fourth quarter. In determining the fair value of our investment, we considered, among other inputs, a December 31, 2013 third-party valuation of Toys. As of December 31, 2013, we have concluded that the decline in the value of our investment was “other-than-temporary” based on, among other factors, Toys' 2013 holiday sales results, compression of earnings multiples of comparable retailers and our inability to forecast a recovery in the near term. Accordingly, we recognized an additional non-cash impairment loss of $162,215,000 in the fourth quarter of 2013.

In the first quarter of 2014, we recognized our share of Toys' fourth quarter net income of $75,196,000 and a corresponding non-cash impairment loss of the same amount to continue to carry our investment at fair value.

Below is a summary of Toys' latest available financial information on a purchase accounting basis:

(Amounts in thousands)		Balance as of
Balance Sheet:		November 1, 2014	November 2, 2013
Assets		$11,267,000	$11,756,000
Liabilities		10,377,000	10,437,000
Noncontrolling interests		82,000	75,000
Toys “R” Us, Inc. equity (1)		808,000	1,244,000

	For the Twelve Months Ended
Income Statement:	November 1, 2014	November 2, 2013	October 27, 2012
Total revenues	$12,645,000	$13,046,000	$13,698,000
Net (loss) income attributable to Toys	(343,000)	(396,000)	138,000

(1)	At December 31, 2014, the carrying amount of our investment in Toys is less than our share of Toys' equity by approximately $263,455. This basis difference results primarily from non-cash impairment losses aggregating $355,953 that we have recognized through December 31, 2014. We have allocated the basis difference primarily to Toys' real estate, which is being amortized over its remaining estimated useful life.

Alexander's, Inc. (“Alexander's”) (NYSE: ALX)

As of December 31, 2014, we own 1,654,068 Alexander's common shares, or approximately 32.4% of Alexander's common equity. We manage, lease and develop Alexander's properties pursuant to agreements which expire in March of each year and are automatically renewable.

6. Investments in Partially Owned Entities – continued

Alexander's, Inc. (“Alexander's”) (NYSE: ALX) - continued

As of December 31, 2014 the market value (“fair value” pursuant to ASC 820) of our investment in Alexander's, based on Alexander's December 31, 2014 closing share price of $437.18, was $723,125,000, or $591,509,000 in excess of the carrying amount on our consolidated balance sheet. As of December 31, 2014, the carrying amount of our investment in Alexander's, excluding amounts owed to us, exceeds our share of the equity in the net assets of Alexander's by approximately $42,048,000. The majority of this basis difference resulted from the excess of our purchase price for the Alexander's common stock acquired over the book value of Alexander's net assets. Substantially all of this basis difference was allocated, based on our estimates of the fair values of Alexander's assets and liabilities, to real estate (land and buildings). We are amortizing the basis difference related to the buildings into earnings as additional depreciation expense over their estimated useful lives. This depreciation is not material to our share of equity in Alexander's net income. The basis difference related to the land will be recognized upon disposition of our investment.

Management, Leasing and Development Agreements

We receive an annual fee for managing Alexander's and all of its properties equal to the sum of (i) $2,800,000, (ii) 2% of the gross revenue from the Rego Park II Shopping Center, (iii) $0.50 per square foot of the tenant-occupied office and retail space at 731 Lexington Avenue, and (iv) $280,000, escalating at 3% per annum, for managing the common area of 731 Lexington Avenue. In addition, we are entitled to a development fee of 6% of development costs, as defined.

We provide Alexander's with leasing services for a fee of 3% of rent for the first ten years of a lease term, 2% of rent for the eleventh through twentieth year of a lease term and 1% of rent for the twenty-first through thirtieth year of a lease term, subject to the payment of rents by Alexander's tenants. In the event third-party real estate brokers are used, our fee increases by 1% and we are responsible for the fees to the third-parties. We are also entitled to a commission upon the sale of any of Alexander's assets equal to 3% of gross proceeds, as defined, for asset sales less than $50,000,000, and 1% of gross proceeds, as defined, for asset sales of $50,000,000 or more. The total of these amounts was payable to us in annual installments in an amount not to exceed $4,000,000 with interest on the unpaid balance at one-year LIBOR plus 1.0% (1.58% at December 31, 2014).

On December 22, 2014, the leasing agreements with Alexander's were amended to eliminate the annual installment cap of $4,000,000. In addition, Alexander's repaid to us the outstanding balance of $40,353,000.

On January 15, 2015, we completed the spin-off of 79 strip shopping centers, three malls, a warehouse park and $225,000,000 of cash to UE and the transfer of all of the employees responsible for the management and leasing of those assets. In addition, we entered into agreements with UE to provide management and leasing services, on our behalf, for Alexander's Rego Park retail assets. Fees for these services are similar to the fees we are receiving from Alexander's described above.

Other Agreements

Building Maintenance Services (“BMS”), our wholly-owned subsidiary, supervises (i) cleaning, engineering and security services at Alexander's 731 Lexington Avenue property and (ii) security services at Alexander's Rego Park I and Rego Park II properties, for an annual fee of the costs for such services plus 6%. During the years ended December 31, 2014, 2013 and 2012, we recognized $2,318,000, $2,036,000 and $2,362,000 of income, respectively, under these agreements.

Below is a summary of Alexander's latest available financial information:

(Amounts in thousands)		Balance as of December 31,
Balance Sheet:		2014	2013
Assets		$1,423,000	$1,458,000
Liabilities		1,075,000	1,124,000
Stockholders' equity		348,000	334,000

	For the Year Ended December 31,
Income Statement:	2014	2013	2012
Total revenues	$201,000	$196,000	$191,000
Net income attributable to Alexander’s (1)	68,000	57,000	674,000

(1)	2012 includes a $600,000 net gain on sale of real estate.

6. Investments in Partially Owned Entities – continued

LNR Property LLC (“LNR”)

In January 2013, we and the other equity holders of LNR entered into a definitive agreement to sell LNR for $1.053 billion, of which our share of the net proceeds was $240,474,000. The definitive agreement provided that LNR would not (i) make any cash distributions to the equity holders, including us, through the completion of the sale, which occurred on April 19, 2013, and (ii) take any of the following actions (among others) without the purchaser's approval, the lending or advancing of any money, the acquisition of assets in excess of specified amounts, or the issuance of equity interests. Notwithstanding the terms of the definitive agreement, in accordance with GAAP, we recorded our pro rata share of LNR's earnings on a one-quarter lag basis through the date of sale, which increased the carrying amount of our investment in LNR above our share of the net sales proceeds and resulted in us recognizing a $27,231,000 “other-than-temporary” impairment loss on our investment in the three months ended March 31, 2013.

One Park Avenue

On June 26, 2014, we invested an additional $22,700,000 to increase our ownership in One Park Avenue to 55.0% from 46.5% through a joint venture with an institutional investor, who increased its ownership interest to 45.0% (see Note 3 – Vornado Capital Partners Real Estate Fund). The transaction was based on a property value of $560,000,000. The property is encumbered by a $250,000,000 interest-only mortgage loan that bears interest at 4.995% and matures in March 2016. We account for our investment in the joint venture under the equity method because we share control over major decisions with our joint venture partner.

61 Ninth Avenue

On July 23, 2014, a joint venture in which we are a 50.1% partner entered into a 99-year ground lease for 61 Ninth Avenue located on the Southwest corner of Ninth Avenue and 15th Street in Manhattan. The venture's current plans are to construct an office building, with retail at the base, of approximately 130,000 square feet. Total development costs are currently estimated to be approximately $125,000,000. We account for our investment in the joint venture under the equity method because we share control over major decisions with our joint venture partner.

The following is a summary of condensed combined financial information for all of our partially owned entities, including Toys, Alexander's and LNR (sold in April 2013), as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012.

(Amounts in thousands)		Balance as of December 31,
Balance Sheet:		2014	2013
Assets		$21,389,000	$21,773,000
Liabilities		17,986,000	17,982,000
Noncontrolling interests		104,000	96,000
Equity		3,299,000	3,695,000

	For the Year Ended December 31,
Income Statement:	2014	2013	2012
Total revenue	$13,620,000	$14,092,000	$15,119,000
Net (loss) income(1)	(434,000)	(368,000)	1,091,000

(1)	2012 includes a $600,000 net gain on sale of real estate.

6. Investments in Partially Owned Entities - continued

Below are schedules summarizing our investments in, and income from, partially owned entities.

	Percentage
(Amounts in thousands)	Ownership at	As of December 31,
Investments:	December 31, 2014	2014	2013
Toys	32.6%	$-	$83,224

Alexander’s	32.4%	$131,616	$167,785
India real estate ventures	4.1%-36.5%	76,752	88,467
Partially owned office buildings (1)	Various	760,749	621,294
Other investments (2)	Various	277,379	288,897
		$1,246,496	$1,166,443
______________________________________________________
(1)		Includes interests in 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(2)		Includes interests in Independence Plaza, Monmouth Mall, 85 Tenth Avenue, Fashion Center Mall, 50-70 West 93rd Street and others.

	Percentage
(Amounts in thousands)	Ownership at	For the Year Ended December 31,
Our Share of Net (Loss) Income:	December 31, 2014	2014	2013	2012
Toys:
Equity in net (loss) earnings	32.6%	$(4,691)	$(128,919)	$45,267
Non-cash impairment losses (see page 83 for details)		(75,196)	(240,757)	(40,000)
Management fees		6,331	7,299	9,592
		$(73,556)	$(362,377)	$14,859

Alexander's:
Equity in net income	32.4%	$21,287	$17,721	$24,709
Management, leasing and development fees		8,722	6,681	13,748
Net gain on sale of real estate		-	-	179,934
		30,009	24,402	218,391

India real estate ventures (1)	4.1%-36.5%	(8,309)	(3,533)	(5,008)

Partially owned office buildings (2)	Various	93	(4,212)	(3,770)

Other investments (3)	Various	(6,368)	(10,817)	103,644

LNR (see page 85 for details):
Equity in net income	n/a	-	42,186	66,270
Impairment loss		-	(27,231)	-
Net gain on sale		-	3,776	-
		-	18,731	66,270

Lexington (see page 82 for details): (4)	n/a
Equity in net loss		-	(979)	(23)
Net gain resulting from Lexington's stock issuance and asset
acquisition		-	-	28,763
		-	(979)	28,740

		$15,425	$23,592	$408,267
______________________________________________________
(1)	Includes a $5,771 non-cash impairment loss in 2014.
(2)	Includes interests in 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(3)	Includes interests in Independence Plaza, Monmouth Mall, 85 Tenth Avenue, Fashion Center Mall, 50-70 West 93rd Street and others. In the third quarter of 2014, we recognized a $10,263 non-cash charge, comprised of a $5,959 impairment loss and a $4,304 loan loss reserve, on our equity and debt investments in Suffolk Downs.
(4)	In the first quarter of 2013, we began accounting for our investment in Lexington as a marketable equity security - available for sale.

6. Investments in Partially Owned Entities - continued

	Below is a summary of the debt of our partially owned entities as of December 31, 2014 and 2013, none of which is recourse to us.

	Percentage		Interest
	Ownership at		Rate at	100% Partially Owned Entities’
(Amounts in thousands)	December 31,		December 31,	Debt at December 31,
	2014	Maturity	2014	2014	2013
Toys:
Notes, loans and mortgages payable	32.6%	2015-2021	7.23%	$5,748,350	$5,702,247

Alexander's:
Mortgages payable	32.4%	2015-2021	2.59%	$1,032,780	$1,049,959

Partially owned office buildings(1):
Mortgages payable	Various	2015-2023	5.59%	$3,691,274	$3,622,759

India Real Estate Ventures:
TCG Urban Infrastructure Holdings mortgages
payable	25.0%	2015-2026	13.25%	$183,541	$199,021

Other(2):
Mortgages payable	Various	2015-2023	4.33%	$1,480,485	$1,709,509

(1)	Includes 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(2)	Includes Independence Plaza, Monmouth Mall, Fashion Center Mall, 50-70 West 93rd Street and others.

Based on our ownership interest in the partially owned entities above, our pro rata share of the debt of these partially owned entities, was $4,273,632,000 and $4,189,403,000 as of December 31, 2014 and 2013, respectively.